Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2019
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Short-term borrowings
(1)	Short-term borrowings as of December 31, 2019 and 2018 are as follows:

(In millions of won, thousands of foreign currency)
	Lender	Annual interest rate (%)	December 31, 2019		December 31, 2018
Short-term borrowings	Shinhan Bank	3.19	￦	—	30,000
	Shinhan Bank	2.27		—	30,000
	Shinhan Bank(*1)	6M Financial I (bank) + 1.60		15,000	15,000
	KEB Hana Bank(*2)	3M CD + 1.75		5,000	5,000
	Woori Bank	7.50		603 (VND12,068,234)	—

			￦	20,603	80,000

(*1)	As of December 31, 2019, 6M Financial I (bank) rate is 1.52%.

(*2)	As of December 31, 2019, 3M CD rate is 1.53%.

Long-term borrowings
(2)	Long-term borrowings as of December 31, 2019 and 2018 are as follows:

(In millions of won and thousands of U.S. dollars)
Lender	Annual interest rate (%)	Maturity	December 31, 2019		December 31, 2018
KEB Hana Bank(*1)	3.51	Feb. 28, 2020		—	40,000
Korea Development Bank(*2)	3M CD + 0.60	Jul. 30, 2019		—	9,750
Korea Development Bank(*2)	3M CD + 0.60	Jul. 30, 2019		—	2,500
Korea Development Bank(*2,3)	3M CD + 0.61	Dec. 20, 2021		24,500	36,750
Korea Development Bank(*2,4)	3M CD + 0.71	Dec. 21, 2022		37,500	50,000
Credit Agricole CIB(*2,5)	3M CD + 0.82	Dec. 14, 2023		50,000	50,000
Shinhan Bank and others	4.21	Sept. 30, 2023		1,750,000	1,750,000
KDB Capital and others	7.20	Sept. 30, 2023		150,000	150,000
Export Kreditnamnden(*6)	1.70	Apr. 29, 2022		33,266 (USD28,732)	45,007 (USD40,253)

				2,045,266	2,134,007
Less present value discount				(22,729)	(29,011)

				2,022,537	2,104,996
Less current installments				(50,388)	(89,631)

			￦	1,972,149	2,015,365

(*1)	The long-term borrowings were repaid before maturity during the year ended December 31, 2019.

(*2)	As of December 31, 2019, 3M CD rate is 1.53%.

(*3)	The long-term borrowings are to be repaid by installments on an annual basis from 2017 to 2021.

(*4)	The long-term borrowings are to be repaid by installments on an annual basis from 2018 to 2022.

(*5)	The long-term borrowings are to be repaid by installments on an annual basis from 2020 to 2023.

(*6)	The long-term borrowings are to be repaid by installments on an annual basis from 2014 to 2022.

Debentures
(3)	Debentures as of December 31, 2019 and 2018 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2019		December 31, 2018
Unsecured corporate bonds	Operating fund	2021	4.22	￦	190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2019	3.24		—	170,000
Unsecured corporate bonds		2022	3.30		140,000	140,000
Unsecured corporate bonds		2032	3.45		90,000	90,000
Unsecured corporate bonds	Operating fund	2023	3.03		230,000	230,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds		2019	3.30		—	50,000
Unsecured corporate bonds		2024	3.64		150,000	150,000
Unsecured corporate bonds(*1)		2029	4.72		—	61,813
Unsecured corporate bonds	Refinancing fund	2019	2.53		—	160,000
Unsecured corporate bonds		2021	2.66		150,000	150,000
Unsecured corporate bonds		2024	2.82		190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.40		100,000	100,000
Unsecured corporate bonds		2025	2.49		150,000	150,000
Unsecured corporate bonds		2030	2.61		50,000	50,000
Unsecured corporate bonds	Operating fund	2025	2.66		70,000	70,000
Unsecured corporate bonds		2030	2.82		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.55		100,000	100,000
Unsecured corporate bonds		2035	2.75		70,000	70,000
Unsecured corporate bonds	Operating fund	2019	1.65		—	70,000
Unsecured corporate bonds		2021	1.80		100,000	100,000
Unsecured corporate bonds		2026	2.08		90,000	90,000
Unsecured corporate bonds		2036	2.24		80,000	80,000
Unsecured corporate bonds		2019	1.62		—	50,000
Unsecured corporate bonds		2021	1.71		50,000	50,000
Unsecured corporate bonds		2026	1.97		120,000	120,000
Unsecured corporate bonds		2031	2.17		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2020	1.93		60,000	60,000
Unsecured corporate bonds		2022	2.17		120,000	120,000
Unsecured corporate bonds		2027	2.55		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2020	2.39		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.63		80,000	80,000
Unsecured corporate bonds	Refinancing fund	2027	2.84		100,000	100,000
Unsecured corporate bonds		2021	2.57		110,000	110,000
Unsecured corporate bonds		2023	2.81		100,000	100,000
Unsecured corporate bonds		2028	3.00		200,000	200,000
Unsecured corporate bonds		2038	3.02		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2021	2.10		100,000	100,000
Unsecured corporate bonds		2023	2.33		150,000	150,000
Unsecured corporate bonds		2038	2.44		50,000	50,000
Unsecured corporate bonds	Operating fund	2022	2.03		180,000	—
Unsecured corporate bonds		2024	2.09		120,000	—
Unsecured corporate bonds		2029	2.19		50,000	—
Unsecured corporate bonds	Operating fund	2039	2.23		50,000	—
Unsecured corporate bonds	Operating and refinancing fund	2022	1.40		120,000	—
Unsecured corporate bonds		2024	1.49		60,000	—
Unsecured corporate bonds		2029	1.50		120,000	—
Unsecured corporate bonds		2039	1.52		50,000	—
Unsecured corporate bonds		2049	1.56		50,000	—
Unsecured corporate bonds	Operating fund	2022	1.69		230,000	—
Unsecured corporate bonds		2024	1.76		70,000	—
Unsecured corporate bonds		2029	1.79		40,000	—
Unsecured corporate bonds		2039	1.81		60,000	—
Unsecured corporate bonds(*2)	Operating fund	2019	3.49		—	210,000
Unsecured corporate bonds(*2)		2019	2.76		—	130,000
Unsecured corporate bonds(*2)		2020	2.49		160,000	160,000
Unsecured corporate bonds(*2)		2020	2.43		140,000	140,000
Unsecured corporate bonds(*2)		2020	2.18		130,000	130,000
Unsecured corporate bonds(*2)		2019	1.58		—	50,000
Unsecured corporate bonds(*2)	Operating and refinancing fund	2021	1.77		120,000	120,000
Unsecured corporate bonds(*2)	Operating fund	2022	2.26		150,000	150,000
Unsecured corporate bonds(*2)	Refinancing fund	2020	2.34		30,000	30,000
Unsecured corporate bonds(*2)	Operating and refinancing fund	2022	2.70		140,000	140,000
Unsecured corporate bonds(*2)		2021	2.59		70,000	70,000
Unsecured corporate bonds(*2)		2023	2.93		80,000	80,000
Unsecured corporate bonds(*2)	Refinancing fund	2022	2.00		50,000	—
Unsecured corporate bonds(*2)		2024	2.09		160,000	—
Unsecured corporate bonds(*2)	Operating and refinancing fund	2022	1.71		80,000	—
Unsecured corporate bonds(*2)		2024	1.71		100,000	—
Unsecured corporate bonds(*2)		2026	1.86		50,000	—
Convertible bonds(*3)	Operating fund	2019	1.00		—	5,479
Private placement corporate bonds	Operating fund	2023	—		6,292	—
Private placement corporate bonds	Operating fund	2023	—		6,222	—
Unsecured global bonds	Operating fund	2027	6.63		463,120 (USD400,000)	447,240 (USD400,000)
Unsecured global bonds		2023	3.75		578,900 (USD500,000)	559,050 (USD500,000)
Unsecured global bonds(*2)	Refinancing fund	2023	3.88		347,340 (USD300,000)	335,430 (USD300,000)
Floating rate notes(*4)	Operating fund	2020	3M LIBOR + 0.88		347,340 (USD300,000)	335,430 (USD300,000)

					8,249,214	7,494,442
Less discounts on bonds					(28,381)	(27,590)

					8,220,833	7,466,852
Less current installments of bonds					(966,939)	(894,641)

				￦	7,253,894	6,572,211

(*1)	The debenture was repaid before maturity during the year ended December 31, 2019.

(*2)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd.

(*3)	Convertible bonds were issued by DREAMUS COMPANY (formerly, IRIVER LIMITED).

(*4)	As of December 31, 2019, 3M LIBOR rate is 1.91%.